Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Jul. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021, 2022, and 2023, and the Company's financial performance for each such fiscal year:

YEAR	Summary Compensation Table Total for Current PEO ($)	Compensation Actually Paid for Current PEO ($)(1)(2)	Summary Compensation Table Total for Former PEO ($)	Compensation Actually Paid for Former PEO($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Manitowoc TSR ($)(3)	Peer Group TSR ($)(3)(4)	Net Income ($ millions)	Adjusted EBITDA ($ millions)(5)
2023	$6,698,208	$11,757,329	-	-	$1,725,028	$2,346,458	$95.37	$128.14	$39.2	$175.3
2022	$5,576,471	$2,520,833	-	-	$1,147,526	$218,946	$52.34	$109.59	($123.6)	$143.1
2021	$4,952,777	$5,379,695	-	-	$1,823,565	$1,969,093	$106.23	$137.74	$11.0	$116.0
2020	$2,834,188	$2,326,578	$4,940,010	$2,464,728	$1,101,573	$652,362	$76.06	$119.96	($19.1)	$83.1
(1)
Compensation actually paid for fiscal years ended December 31, 2020, 2021 and 2022 has been restated from prior year.
(2)
Amounts represent compensation “actually paid” to the Company's Principal Executive Officer ("PEO"), former PEO and the average compensation actually paid to the Company's remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

YEAR	CURRENT PEO	FORMER PEO	NON-PEO NEOS
2023	Aaron H. Ravenscroft		Brian P. Regan; Leslie L. Middleton; Jennifer L. Peterson; James Cook.
2022	Aaron H. Ravenscroft		Antoniuk, David J; Doerr Jr., Thomas L; Middleton, Leslie L; Collins, Terrance L
2021	Aaron H. Ravenscroft		Antoniuk, David J; Doerr Jr., Thomas L; Middleton, Leslie L; Collins, Terrance L
2020	Aaron H. Ravenscroft	Barry L Pennypacker	Antoniuk, David J; Doerr Jr., Thomas L; Middleton, Leslie L; Collins, Terrance L; Peter Ruck
(3)
The TSR results are based on the value of initial fixed $100 investment.
(4)
For the relevant fiscal year, represents the cumulative Total Shareholder Return (the “Peer Group TSR”) of the Russell 2000 index.
(5)
Adjusted EBITDA is defined for purposes of this table as net income (loss) before interest, income taxes, depreciation, and amortization plus the addback or subtraction of certain restructuring, other income (expense) – net, and certain other non-recurring items – net. While the Company uses a number of financial performance measures for the purpose of evaluating performance for its compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, represents the most important performance measure (that is not otherwise required to be disclosed in the table) that the Company uses to link compensation actually paid to its NEOs, for the most recently completed fiscal year, to the Company's performance.

Compensation actually paid to the Company's NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2020			2021		2022		2023
Adjustments	Current PEO	Former PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($1,021,131)	($3,063,350)	($543,003)	($2,500,009)	($841,093)	($3,484,556)	($480,034)	($3,970,760)	($705,340)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$1,092,964	$3,278,889	$492,992	$2,751,917	$925,844	$1,750,374	$115,010	$4,755,247	$844,691
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0	$0	$0	$0	$0	$0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	($449,314)	($1,594,649)	($222,916)	$96,145	$63,699	($1,198,938)	($259,049)	$3,718,383	$413,650
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	($130,130)	$1,219,029	($132,680)	$78,865	($2,922)	($122,518)	($100,197)	$556,251	$68,429
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	($2,315,201)	($43,604)	$0	$0	$0	($204,310)	$0	$0
TOTAL ADJUSTMENTS	($507,610)	($2,475,282)	($449,211)	$426,918	$145,528	($3,055,637)	($928,580)	$5,059,121	$621,430

The Company did not report a change in Pension Value and Nonqualified Deferred Compensation Earnings for any of the years reflected in the table; therefore, a deduction from the Summary Compensation Table total related to this is not needed.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(2)
Amounts represent compensation “actually paid” to the Company's Principal Executive Officer ("PEO"), former PEO and the average compensation actually paid to the Company's remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

YEAR	CURRENT PEO	FORMER PEO	NON-PEO NEOS
2023	Aaron H. Ravenscroft		Brian P. Regan; Leslie L. Middleton; Jennifer L. Peterson; James Cook.
2022	Aaron H. Ravenscroft		Antoniuk, David J; Doerr Jr., Thomas L; Middleton, Leslie L; Collins, Terrance L
2021	Aaron H. Ravenscroft		Antoniuk, David J; Doerr Jr., Thomas L; Middleton, Leslie L; Collins, Terrance L
2020	Aaron H. Ravenscroft	Barry L Pennypacker	Antoniuk, David J; Doerr Jr., Thomas L; Middleton, Leslie L; Collins, Terrance L; Peter Ruck

Peer Group Issuers, Footnote			(4) For the relevant fiscal year, represents the cumulative Total Shareholder Return (the “Peer Group TSR”) of the Russell 2000 index.
Adjustment To PEO Compensation, Footnote

Compensation actually paid to the Company's NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2020			2021		2022		2023
Adjustments	Current PEO	Former PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($1,021,131)	($3,063,350)	($543,003)	($2,500,009)	($841,093)	($3,484,556)	($480,034)	($3,970,760)	($705,340)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$1,092,964	$3,278,889	$492,992	$2,751,917	$925,844	$1,750,374	$115,010	$4,755,247	$844,691
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0	$0	$0	$0	$0	$0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	($449,314)	($1,594,649)	($222,916)	$96,145	$63,699	($1,198,938)	($259,049)	$3,718,383	$413,650
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	($130,130)	$1,219,029	($132,680)	$78,865	($2,922)	($122,518)	($100,197)	$556,251	$68,429
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	($2,315,201)	($43,604)	$0	$0	$0	($204,310)	$0	$0
TOTAL ADJUSTMENTS	($507,610)	($2,475,282)	($449,211)	$426,918	$145,528	($3,055,637)	($928,580)	$5,059,121	$621,430

Non-PEO NEO Average Total Compensation Amount			$ 1,725,028	$ 1,147,526	$ 1,823,565	$ 1,101,573
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,346,458	218,946	1,969,093	652,362
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to the Company's NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2020			2021		2022		2023
Adjustments	Current PEO	Former PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($1,021,131)	($3,063,350)	($543,003)	($2,500,009)	($841,093)	($3,484,556)	($480,034)	($3,970,760)	($705,340)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$1,092,964	$3,278,889	$492,992	$2,751,917	$925,844	$1,750,374	$115,010	$4,755,247	$844,691
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0	$0	$0	$0	$0	$0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	($449,314)	($1,594,649)	($222,916)	$96,145	$63,699	($1,198,938)	($259,049)	$3,718,383	$413,650
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	($130,130)	$1,219,029	($132,680)	$78,865	($2,922)	($122,518)	($100,197)	$556,251	$68,429
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	($2,315,201)	($43,604)	$0	$0	$0	($204,310)	$0	$0
TOTAL ADJUSTMENTS	($507,610)	($2,475,282)	($449,211)	$426,918	$145,528	($3,055,637)	($928,580)	$5,059,121	$621,430

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Pay Versus Performance Tabular List

The following performance measures represent the most important financial performance measures used by the Company to link compensation actually paid to its NEOs for 2023:

•
Adjusted EBITDA
•
Net Working Capital as a percentage of sales
•
Non-New Machine Sales

Total Shareholder Return Amount			$ 95.37	52.34	106.23	76.06
Peer Group Total Shareholder Return Amount			128.14	109.59	137.74	119.96
Net Income (Loss)			$ 39,200,000	$ (123,600,000)	$ 11,000,000	$ (19,100,000)
Company Selected Measure Amount			175,300,000	143,100,000	116,000,000	83,100,000
PEO Name	Aaron H. Ravenscroft	Barry L Pennypacker	Aaron H. Ravenscroft	Aaron H. Ravenscroft	Aaron H. Ravenscroft
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(5)
Adjusted EBITDA is defined for purposes of this table as net income (loss) before interest, income taxes, depreciation, and amortization plus the addback or subtraction of certain restructuring, other income (expense) – net, and certain other non-recurring items – net. While the Company uses a number of financial performance measures for the purpose of evaluating performance for its compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, represents the most important performance measure (that is not otherwise required to be disclosed in the table) that the Company uses to link compensation actually paid to its NEOs, for the most recently completed fiscal year, to the Company's performance.

Measure:: 2
Pay vs Performance Disclosure
Name			Net Working Capital as a percentage of sales
Measure:: 3
Pay vs Performance Disclosure
Name			Non-New Machine Sales
Aaron H. Ravenscroft [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,698,208	$ 5,576,471	$ 4,952,777	$ 2,834,188
PEO Actually Paid Compensation Amount			11,757,329	2,520,833	5,379,695	2,326,578
Barry L Pennypacker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						4,940,010
PEO Actually Paid Compensation Amount						2,464,728
Adjustment to Compensation, Amount						(2,475,282)
Barry L Pennypacker [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable Fiscal Year ("FY") [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(3,063,350)
Barry L Pennypacker [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						3,278,889
Barry L Pennypacker [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
Barry L Pennypacker [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,594,649
Barry L Pennypacker [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,219,029
Barry L Pennypacker [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						2,315,201
PEO | Aaron H. Ravenscroft [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,059,121	(3,055,637)	426,918	(507,610)
PEO | Aaron H. Ravenscroft [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable Fiscal Year ("FY") [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,970,760)	(3,484,556)	(2,500,009)	(1,021,131)
PEO | Aaron H. Ravenscroft [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,755,247	1,750,374	2,751,917	1,092,964
PEO | Aaron H. Ravenscroft [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Aaron H. Ravenscroft [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,718,383	1,198,938	96,145	449,314
PEO | Aaron H. Ravenscroft [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			556,251	122,518	78,865	130,130
PEO | Aaron H. Ravenscroft [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			621,430	(928,580)	145,528	(449,211)
Non-PEO NEO | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable Fiscal Year ("FY") [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(705,340)	(480,034)	(841,093)	(543,003)
Non-PEO NEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			844,691	115,010	925,844	492,992
Non-PEO NEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			413,650	259,049	63,699	222,916
Non-PEO NEO | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			68,429	100,197	2,922	132,680
Non-PEO NEO | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 204,310	$ 0	$ 43,604